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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08



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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN EXCHANGE FUND
PORTFOLIO OF INVESTMENTS | MARCH 31, 2008 (UNAUDITED)

                                                                                         NUMBER OF
DESCRIPTION                                                                               SHARES        VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS   96.7%
AEROSPACE & DEFENSE   1.0%
Honeywell International, Inc. ..................................................          12,528     $   706,830
                                                                                                     -----------

COAL & CONSUMABLE FUELS   0.6%
Massey Energy Corp. ............................................................          12,831         468,332
                                                                                                     -----------

COMMODITY CHEMICALS   0.0%
Tronox, Inc., Class B ..........................................................           2,197           8,568
                                                                                                     -----------

COMPUTER HARDWARE   2.3%
IBM Corp. ......................................................................          15,016       1,728,942
                                                                                                     -----------

CONSTRUCTION & ENGINEERING   2.5%
Fluor Corp. ....................................................................          12,831       1,811,224
                                                                                                     -----------

DIVERSIFIED BANKS   1.3%
HSBC Holdings PLC - ADR (United Kingdom) .......................................          11,434         941,018
                                                                                                     -----------

FOREST PRODUCTS   0.3%
Louisiana-Pacific Corp. ........................................................          25,970         238,405
                                                                                                     -----------

HEALTH CARE DISTRIBUTORS   0.1%
Cardinal Health, Inc. ..........................................................           1,867          98,036
                                                                                                     -----------

HEALTH CARE EQUIPMENT   0.9%
Baxter International, Inc. .....................................................          10,000         578,200
Edwards Lifesciences Corp. (a) .................................................           1,000          44,550
                                                                                                     -----------
                                                                                                         622,750
                                                                                                     -----------
HEALTH CARE SERVICES   0.7%
Medco Health Solutions, Inc. (a) ...............................................          12,150         532,049
                                                                                                     -----------

INDUSTRIAL GASES   9.4%
Air Products & Chemicals, Inc. .................................................          75,539       6,949,588
                                                                                                     -----------

INDUSTRIAL MACHINERY   1.9%
SPX Corp. ......................................................................          13,648       1,431,675
                                                                                                     -----------


                                                                                                                1

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
INTEGRATED OIL & GAS   19.8%
BP PLC - ADR (United Kingdom) ..................................................          33,876       2,054,580
Exxon Mobil Corp. ..............................................................          82,523       6,979,795
Hess Corp. .....................................................................          63,600       5,608,248
                                                                                                     -----------
                                                                                                      14,642,623
                                                                                                     -----------
MULTI-LINE INSURANCE   2.5%
American International Group, Inc. .............................................          41,688       1,803,006
                                                                                                     -----------

OFFICE SERVICES & SUPPLIES   0.9%
IKON Office Solutions, Inc. ....................................................          86,993         661,147
                                                                                                     -----------

OIL & GAS DRILLING   0.4%
Transocean, Inc. (Cayman Islands) (a) ..........................................           2,177         294,330
                                                                                                     -----------

OIL & GAS EQUIPMENT & SERVICES   9.4%
Baker Hughes, Inc. .............................................................          25,634       1,755,929
Halliburton Co. ................................................................          60,640       2,384,971
Schlumberger Ltd. (Netherlands Antilles) .......................................          32,160       2,797,920
                                                                                                     -----------
                                                                                                       6,938,820
                                                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION   4.3%
Apache Corp. ...................................................................          26,346       3,183,124
                                                                                                     -----------

PACKAGED FOODS & MEATS   4.8%
McCormick & Co., Inc. ..........................................................          96,518       3,568,270
                                                                                                     -----------

PHARMACEUTICALS   20.1%
Johnson & Johnson ..............................................................          78,636       5,101,118
Merck & Co., Inc. ..............................................................          50,376       1,911,769
Pfizer, Inc. ...................................................................         176,611       3,696,468
Schering-Plough Corp. ..........................................................         125,158       1,803,527
Wyeth ..........................................................................          56,000       2,338,560
                                                                                                     -----------
                                                                                                      14,851,442
                                                                                                     -----------
RESTAURANTS   0.1%
Luby's Cafeterias, Inc. (a) ....................................................          13,367          94,638
                                                                                                     -----------

SEMICONDUCTORS   6.2%
Intel Corp. ....................................................................         216,837       4,592,608
                                                                                                     -----------


                                                                                                                2

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
SPECIALIZED REIT'S   1.4%
Plum Creek Timber Co., Inc. -- REIT ............................................          25,602       1,042,001
                                                                                                     -----------

SPECIALTY CHEMICALS   5.8%
International Flavors & Fragrances, Inc. .......................................          49,712       2,189,814
Lubrizol Corp. .................................................................          37,620       2,088,286
                                                                                                     -----------
                                                                                                       4,278,100
                                                                                                     -----------
TOTAL LONG-TERM INVESTMENTS   96.7%
  (Cost $5,830,531) ............................................................................      71,487,526
                                                                                                     -----------
REPURCHASE AGREEMENTS  3.2%
Banc of America Securities ($822,165 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.40%, dated 03/31/08,
   to be sold on 04/01/08 at $822,220) .........................................................         822,165
Citigroup Global Markets, Inc. ($822,165 par collateralized by U.S. ............
   Government obligations in a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at $822,213) .........................................         822,165
JPMorgan Chase & Co. ($246,649 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $246,665) .........................................................         246,649
State Street Bank & Trust Co. ($508,021 par collateralized by U.S. .............
   Government obligations in a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at $508,046) .........................................         508,021
                                                                                                     -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,399,000) ............................................................................       2,399,000
                                                                                                     -----------

TOTAL INVESTMENTS  99.9%
  (Cost $8,229,531) ............................................................................      73,886,526

OTHER ASSETS IN EXCESS OF LIABILITIES  0.1% ....................................................          37,630
                                                                                                     -----------

NET ASSETS 100.0% ..............................................................................     $73,924,156
                                                                                                     ===========


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare income dividends.


ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair
Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the


                                                                                                               3

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

investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

            -    Level 1 -- quoted prices in active markets for identical investments

            -    Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

            -    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                                              INVESTMENTS IN                 OTHER FINANCIAL
VALUATION INPUTS                                SECURITIES                     INSTRUMENTS*
----------------------------------           -----------------               ----------------
Level 1 - Quoted Prices                           $ 71,487,526                         $  -0-
Level 2 - Other Significant
Observable Inputs                                    2,399,000                            -0-
Level 3 - Significant
Unobservable Inputs                                        -0-                           (-0-)
                                             -----------------               ----------------
TOTAL                                             $ 73,886,526                         $ (-0-)
                                             -----------------               ----------------

*Other financial instruments include futures, forwards and swap contracts.

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ
Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the
Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.


                                                                                                               4

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Exchange Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008